Significant Events in the Reporting Period - Schedule of Income Taxes Recognized in Unaudited Condensed consolidated Interim statements of Profit or Loss (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Tax on profit/(loss) for the year
Current tax (expense)/income for the period	€ (15,509)	€ (2,843)	€ (29,725)	€ (5,423)
Current tax, adjustments to prior periods	2,755	(20)	3,965	(11)
Deferred tax, movement for the period	(14,585)	(754)	(51,395)	(3,092)
Deferred tax, recognition of previously unrecognized deferred tax assets	0	0	679,587	0
Deferred tax, adjustments to prior periods	(12,059)	0	12,563	0
Total tax on profit/(loss) for the period	€ (39,398)	€ (3,617)	€ 614,995	€ (8,526)